CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net loss	$ (12,941)	$ (48,896)
Other comprehensive loss
Unrealized gain on available for sale securities	0	40
Total comprehensive loss	$ (12,941)	$ (48,856)